N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO OF AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Apr. 22, 2026
Amendment Flag	false
C000031732 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
The amount of charges for early withdrawals depends on the type of Plan and the Group Contract in which you participate. The contingent deferred sales charge (CDSC) is a percentage of the amounts you withdraw. There are seven different levels of the CDSC and each level has different charge structure. For Level 3 Group Contracts, the CDSC may be assessed up to 14 years. Although each level charges different percentage, the CDSC will not exceed 8.5%.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
Charges and Deductions
Are There Transaction Charges?
Yes.
In addition to surrender charges, you also may be charged for other transactions. You may have to pay a CDSC upon a partial withdrawal. State premium tax and early distribution penalty taxes may apply in certain circumstances.
Fee Table; Charges and Deductions; and Federal Tax Consequences
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect Plan or custodian fees that are paid from Participant Annuity Account Values. If such charges were reflected, the fees and expenses would be higher.
Fee Table; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Group Contract Level)	1.00%[1]	1.25%[2]
	Portfolio Company fees and expenses[3]	0.49%	1.62%
	Optional benefits available for an additional charge[4]	N/A	N/A
1As a percentage of Participant Annuity Account Value. Includes Mortality and Expense Risk Charge. [2]As a deduction in the Net Investment Factor. Includes Mortality and Expense Risk Charge.

3As a percentage of Portfolio Assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

4If Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

Because your Group Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Group Contract, the following tables shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,384	Highest Annual Cost: $2,494

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Are There Other Plan or Custodian Charges?	Any Plan or custodian fees would be Plan-specific.		Custodian and Other Plan Fees and Charges

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
The amount of charges for early withdrawals depends on the type of Plan and the Group Contract in which you participate. The contingent deferred sales charge (CDSC) is a percentage of the amounts you withdraw. There are seven different levels of the CDSC and each level has different charge structure. For Level 3 Group Contracts, the CDSC may be assessed up to 14 years. Although each level charges different percentage, the CDSC will not exceed 8.5%.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
Charges and Deductions

Surrender Charge Phaseout Period, Years | yr	14
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.50%
Surrender Charge Example Maximum [Dollars]	$ 8,500
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes.
In addition to surrender charges, you also may be charged for other transactions. You may have to pay a CDSC upon a partial withdrawal. State premium tax and early distribution penalty taxes may apply in certain circumstances.
Fee Table; Charges and Deductions; and Federal Tax Consequences

Ongoing Fees and Expenses [Table Text Block]

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
The amount of charges for early withdrawals depends on the type of Plan and the Group Contract in which you participate. The contingent deferred sales charge (CDSC) is a percentage of the amounts you withdraw. There are seven different levels of the CDSC and each level has different charge structure. For Level 3 Group Contracts, the CDSC may be assessed up to 14 years. Although each level charges different percentage, the CDSC will not exceed 8.5%.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
Charges and Deductions
Are There Transaction Charges?
Yes.
In addition to surrender charges, you also may be charged for other transactions. You may have to pay a CDSC upon a partial withdrawal. State premium tax and early distribution penalty taxes may apply in certain circumstances.
Fee Table; Charges and Deductions; and Federal Tax Consequences
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect Plan or custodian fees that are paid from Participant Annuity Account Values. If such charges were reflected, the fees and expenses would be higher.
Fee Table; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Group Contract Level)	1.00%[1]	1.25%[2]
	Portfolio Company fees and expenses[3]	0.49%	1.62%
	Optional benefits available for an additional charge[4]	N/A	N/A
1As a percentage of Participant Annuity Account Value. Includes Mortality and Expense Risk Charge. [2]As a deduction in the Net Investment Factor. Includes Mortality and Expense Risk Charge.

3As a percentage of Portfolio Assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

4If Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

Because your Group Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Group Contract, the following tables shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,384	Highest Annual Cost: $2,494

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Are There Other Plan or Custodian Charges?	Any Plan or custodian fees would be Plan-specific.		Custodian and Other Plan Fees and Charges

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.25%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.49%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.62%
Base Contract (N-4) Footnotes [Text Block]	1As a percentage of Participant Annuity Account Value. Includes Mortality and Expense Risk Charge. [2]As a deduction in the Net Investment Factor. Includes Mortality and Expense Risk Charge.
Optional Benefits Footnotes [Text Block]
4If Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

Investment Options Footnotes [Text Block]
3As a percentage of Portfolio Assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

Lowest and Highest Annual Cost [Table Text Block]

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
The amount of charges for early withdrawals depends on the type of Plan and the Group Contract in which you participate. The contingent deferred sales charge (CDSC) is a percentage of the amounts you withdraw. There are seven different levels of the CDSC and each level has different charge structure. For Level 3 Group Contracts, the CDSC may be assessed up to 14 years. Although each level charges different percentage, the CDSC will not exceed 8.5%.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
Charges and Deductions
Are There Transaction Charges?
Yes.
In addition to surrender charges, you also may be charged for other transactions. You may have to pay a CDSC upon a partial withdrawal. State premium tax and early distribution penalty taxes may apply in certain circumstances.
Fee Table; Charges and Deductions; and Federal Tax Consequences
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect Plan or custodian fees that are paid from Participant Annuity Account Values. If such charges were reflected, the fees and expenses would be higher.
Fee Table; Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Group Contract Level)	1.00%[1]	1.25%[2]
	Portfolio Company fees and expenses[3]	0.49%	1.62%
	Optional benefits available for an additional charge[4]	N/A	N/A
1As a percentage of Participant Annuity Account Value. Includes Mortality and Expense Risk Charge. [2]As a deduction in the Net Investment Factor. Includes Mortality and Expense Risk Charge.

3As a percentage of Portfolio Assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

4If Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

Because your Group Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Group Contract, the following tables shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,384	Highest Annual Cost: $2,494

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Are There Other Plan or Custodian Charges?	Any Plan or custodian fees would be Plan-specific.		Custodian and Other Plan Fees and Charges

Lowest Annual Cost [Dollars]	$ 1,384
Highest Annual Cost [Dollars]	$ 2,494
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
•No sales charges or Plan or custodian fees
•No additional purchase payments, transfers, or withdrawals

Risks [Table Text Block]

RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss From Poor Performance?
Yes.

You can lose money by investing in the Group Contract. We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.
Principal Risks of Investing in the Group Contract: "Investment Option Investment Risk”
Is this a Short-Term Investment?
No.

The Group Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Group Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Group Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Group Contract, you should consider whether investing purchase payments in the Group Contract is consistent with the purpose for which the investment is being considered.

Amounts withdrawn from the Group Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks of Investing in the Group Contract: “Short-Term Investment Risk”
What Are the Risks Associated with Investment Options?
An investment in the Group Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Group Contract (e.g., Eligible Funds). Each investment option will have its own unique risks. You should review these investment options before making an investment decision.

We reserve the right to close the Group Contract to new investors at any time. We may also close an Investment Divisions to new investors or stop accepting contributions from existing investors to any or all Investment Divisions at any time.

For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks of Investing in the Group Contract: "Investment Option Investment Risk”

What Are the Risks Related to the Insurance Company?
An investment in the Group Contract is subject to the risks related to us. Any obligations (including under the Fixed Options), guarantees, and benefits of the Group Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Empower Annuity Insurance Company of America, including our financial strength ratings, is available by contacting us at 1-303-737-3000.
Principal Risks of Investing in the Group Contract; “Insurance Company Financial Strength Risk”
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?	Yes. Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan. A number of restrictions exist with respect to the Fixed Options, see the section entitled Overview/Fixed Options Restrictions. We reserve the right to discontinue or substitute any Eligible Fund as an investment option that is available under the Group Contract. We reserve the right to reject or restrict Transfers if we determine that Transfers reflect excessive frequent trading or a market timing strategy, or we are required to reject or restrict transfers by the applicable Eligible Fund. We reserve the right to close the Group Contract to new investors at any time. We may also close an Investment Division to new investors or stop accepting contributions from existing investors to any or all Investment Divisions at any time.
Investments of The Series Account:
“The Eligible Funds”;
Overview of the Group Contract: “Fixed Options Restrictions”;

Rights Reserved by Empower: “Addition, Deletion or Substitution of Eligible Funds”;
The Accumulation Period: “Market Timing & Excessive Trading”

Are There any Restrictions on Contract Benefits?
Yes.
Amendment Rider offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge. If the Amendment Rider is selected and the Participant dies prior to the Annuity Commencement Date, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes. Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.
Loans are allowed under the Group Contract if permitted by the Plan. Consult your Plan sponsor. No interest is charged on loans.
Death Benefit; CDSC; Loans
TAXES		LOCATION IN PROSPECTUS
What Are the Contract's Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Group Contract.
•There is no additional tax benefit if you purchase the Group Contract through a tax-qualified plan or individual retirement account (IRA).
•Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Federal Tax Consequences

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Group Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Group Contract over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Group Contracts (Underwriters) (in the Statement of Additional Information (SAI)
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your Group Contract if you determine after comparing the features, fees (including surrender charges you may pay on this Group Contract), and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing Group Contract.

You should also be aware that if you decide to exchange your Group Contract, you may have to pay a CDSC if you fully or partially surrender your Participant Account Value. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Charges and Deductions

Investment Restrictions [Text Block]	Yes. Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan. A number of restrictions exist with respect to the Fixed Options, see the section entitled Overview/Fixed Options Restrictions. We reserve the right to discontinue or substitute any Eligible Fund as an investment option that is available under the Group Contract. We reserve the right to reject or restrict Transfers if we determine that Transfers reflect excessive frequent trading or a market timing strategy, or we are required to reject or restrict transfers by the applicable Eligible Fund. We reserve the right to close the Group Contract to new investors at any time. We may also close an Investment Division to new investors or stop accepting contributions from existing investors to any or all Investment Divisions at any time.
Key Information, Benefit Restrictions [Text Block]
Yes.
Amendment Rider offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge. If the Amendment Rider is selected and the Participant dies prior to the Annuity Commencement Date, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes. Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract.
Loans are allowed under the Group Contract if permitted by the Plan. Consult your Plan sponsor. No interest is charged on loans.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Group Contract.
•There is no additional tax benefit if you purchase the Group Contract through a tax-qualified plan or individual retirement account (IRA).
•Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your investment professional may receive compensation for selling this Group Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Group Contract over another investment for which the investment professional is not compensated or compensated less.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your Group Contract if you determine after comparing the features, fees (including surrender charges you may pay on this Group Contract), and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing Group Contract.
You should also be aware that if you decide to exchange your Group Contract, you may have to pay a CDSC if you fully or partially surrender your Participant Account Value. In addition to the CDSC fee, you may be charged for other transactions such as Loan fees, Premium Tax penalties, or a Transfer Fee.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering the Group Contract or making withdrawals from an investment option or the Group Contract. Please refer to your Group Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as Plan or custodial fees that are Plan specific, and if such costs were reflected the fees would be higher. Depending on the type of charge, these may reduce your Participant Annuity Account Value and/or could have tax consequences. See the Section “Custodian and Other Plan Fees and Charges” under “Charges and Deductions” later in this Prospectus.
The first table describes the fees and expenses that you will pay at the time that you buy the Group Contract, surrender or make withdrawals from an investment option or the Group Contract, or transfer Contract value between investment options. State premium taxes may also be deducted.
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
CDSC (as a percentage of amount distributed)[1]	Maximum
8.5% [1]
Transfer Fee	None [2]
Premium Tax Charge	Maximum 3.5% [3]
(1)The CDSC will be based upon the Level applicable to your Group Contract. Under the applicable level, the CDSC is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the CDSC charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all CDSC under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract Levels for the CDSC and circumstances in which a CDSC “free amount” may apply, please see the discussion below.
(2)Currently there is no limit on the number of Transfers you make among Investment Divisions each year, however, we reserve the right reserve the right to limit the number of Transfers you make.
(3)Premium Tax charge, ranging from 0.00% to 3.50%, may apply upon full surrender or annuitization.
The next table describes the fees and expenses that you will pay each year during the time you own the Group Contract (not including Eligible Fund fees and expenses).
Annual Group Contract Expenses

Administrative Expenses	$30.00
Base Group Contract Expenses (as percentage of average account value)	1.00% or 1.25% [1]
(1)We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Eligible Funds available under the Group Contract, including their annual expenses, may be found at the back of this document in Appendix A - Investment Options Available Under the Group Contract.

Annual Portfolio Company Expenses	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.49%	1.62%[2]
(1)Several of the Eligible Funds (the Empower Profile Funds and the Empower Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Empower Funds, Inc. funds, portfolios in the same group of investment companies as the Empower Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Empower Profile Funds and the Empower Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Empower Profile Funds and the Empower Lifetime Funds as a result of their investment in shares of one or more Underlying Portfolios.
(2)The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.
Example
This Example is intended to help you compare the cost of investing in the Variable Sub-Accounts with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Group Contract expenses, and annual Eligible Fund expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or other Plan fees and charges that are Plan- specific, and that if such fees and charges were reflected the cost would be higher. Depending on the type of charge, these may reduce your Participant Annuity Account Value and/or could have tax consequences. See the section “Custodian and Other Plan Fees and Charges” under “Charges and Deductions” later in this Prospectus.
The Example assumes all Group Contract Value is allocated to the Variable Options. Your costs could differ from those shown below if you invest in Fixed Options.
The Example assumes that you invest $100,000 under the Variable Sub-Accounts for the time periods indicated. The Example also assumes that your investment has a 5% return each year and most expensive combination of Eligible Fund expenses.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1.If you surrender your Group Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$10,792	$17,271	$23,965	$41,053
2.If you annuitize your Group Contract or do not surrender your Group Contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$2,972	$9,095	$15,468	$32,555
The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death, or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.
The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

Transaction Expenses [Table Text Block]
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
CDSC (as a percentage of amount distributed)[1]	Maximum
8.5% [1]
Transfer Fee	None [2]
Premium Tax Charge	Maximum 3.5% [3]
(1)The CDSC will be based upon the Level applicable to your Group Contract. Under the applicable level, the CDSC is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the CDSC charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all CDSC under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract Levels for the CDSC and circumstances in which a CDSC “free amount” may apply, please see the discussion below.
(2)Currently there is no limit on the number of Transfers you make among Investment Divisions each year, however, we reserve the right reserve the right to limit the number of Transfers you make.
(3)Premium Tax charge, ranging from 0.00% to 3.50%, may apply upon full surrender or annuitization.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.50%
Deferred Sales Load, Footnotes [Text Block]	The CDSC will be based upon the Level applicable to your Group Contract. Under the applicable level, the CDSC is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the CDSC charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the CDSC will vary depending upon the Plan but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all CDSC under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract Levels for the CDSC and circumstances in which a CDSC “free amount” may apply, please see the discussion below.
Transfer Fee (of Other Amount), Maximum [Percent]	0.00%
Transfer Fee, Footnotes [Text Block]	Currently there is no limit on the number of Transfers you make among Investment Divisions each year, however, we reserve the right reserve the right to limit the number of Transfers you make.
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium Tax charge, ranging from 0.00% to 3.50%, may apply upon full surrender or annuitization.
Annual Contract Expenses [Table Text Block]
Annual Group Contract Expenses

Administrative Expenses	$30.00
Base Group Contract Expenses (as percentage of average account value)	1.00% or 1.25% [1]
(1)We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.

Administrative Expense, Current [Dollars]	$ 30.00
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.25%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.00%
Base Contract Expense, Footnotes [Text Block]	We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.49%	1.62%[2]
(1)Several of the Eligible Funds (the Empower Profile Funds and the Empower Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Empower Funds, Inc. funds, portfolios in the same group of investment companies as the Empower Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Empower Profile Funds and the Empower Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Empower Profile Funds and the Empower Lifetime Funds as a result of their investment in shares of one or more Underlying Portfolios.
(2)The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]
Portfolio Company Expenses Minimum [Percent]	0.49%
Portfolio Company Expenses Maximum [Percent]	1.62%
Portfolio Company Expenses, Footnotes [Text Block]	Several of the Eligible Funds (the Empower Profile Funds and the Empower Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Empower Funds, Inc. funds, portfolios in the same group of investment companies as the Empower Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Empower Profile Funds and the Empower Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Empower Profile Funds and the Empower Lifetime Funds as a result of their investment in shares of one or more Underlying Portfolios.
(2)The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.

Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$10,792	$17,271	$23,965	$41,053

Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,792
Surrender Expense, 3 Years, Maximum [Dollars]	17,271
Surrender Expense, 5 Years, Maximum [Dollars]	23,965
Surrender Expense, 10 Years, Maximum [Dollars]	$ 41,053
Annuitize Example [Table Text Block]

1 year	3 years	5 years	10 years
$2,972	$9,095	$15,468	$32,555

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,972
Annuitized Expense, 3 Years, Maximum [Dollars]	9,095
Annuitized Expense, 5 Years, Maximum [Dollars]	15,468
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 32,555
No Surrender Example [Table Text Block]

1 year	3 years	5 years	10 years
$2,972	$9,095	$15,468	$32,555

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,972
No Surrender Expense, 3 Years, Maximum [Dollars]	9,095
No Surrender Expense, 5 Years, Maximum [Dollars]	15,468
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,555
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Group Contract
Short-Term Investment Risk. The Group Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Group Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.
Investment Option Investment Risk. You bear the risk of any decline in the Variable Account Value of your contract resulting from the performance of the Eligible Funds you have chosen. The Variable Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Eligible Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Group Contract. The investment risks are described in the prospectuses for the Eligible Fund. We reserve the right to close the Group Contract to new investors at any time. We may also close an Investment Division to new investors or stop accepting contributions from existing investors to any or all Investment Divisions at any time.
Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise.
Withdrawal Risk. Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1∕2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year.
Business Continuity Risk. Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Group Contract could be impaired.
Cyber Security Risk. Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Group Contractowner or Participant information, and unintentional events and occurrences. Such system failures, cyber- attacks, and similar incidents or events affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Participant Annuity Account Value. For instance, system failures, cyber- attacks, and similar incidents or events may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Group Contractowner, Participant, or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Eligible Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Group Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Cessation of Contributions and Contract Termination. Either the Group Contractowner or Empower may determine that no more contributions or Transfers will be permitted upon notice to the other party. In addition, the Group Contractowner may terminate the Group Contract. Group Contract Termination may occur due to termination of the Plan or due to Contract Conversion, provided an Amendment Rider is attached to the Group Contract. For details see the sections “Cessation of Contributions,” “Contract Termination Due To Plan Termination” and “Contract Termination Due To Contract Conversion,” later in this Prospectus.
If the Group Contractowner terminates the Group Contract: all benefits, rights and privileges provided by the Group Contract shall terminate, unless the Group Contractowner elects the termination that provides for Empower to maintain Participant Annuity Accounts.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Group Contract
The following table summarizes information about the benefits available under the Group Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Amendment Rider	Offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge.	Optional	No additional charge; reflected in CDSC for Level 6 and Level 7 Group Contracts	Death Benefit, CDSC, and Contract Termination Charge may change under the Amendment Rider.
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	No charge	Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Periodic Payment Options
You may Request that all or part of her Participant Annuity Account Value be applied to one of periodic payment options, which are 1) income for a specified period, 2) income of a specified amount, 3) interest only, and 4) minimum distribution.
		Standard	No charge
Periodic payments will proportionately reduce the Participant Annuity Account Value.
Participant must be eligible to receive a distribution under the terms of the Plan and Code.
All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

Dollar Cost Averaging	Allows you to systematically make transfers from any Investment Division to any other Investment Division.	Standard	No charge	The minimum amount that can be Transferred out of an Investment Division is $100 per month. You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer	Allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation.	Standard	No charge	You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Group Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Amendment Rider	Offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge.	Optional	No additional charge; reflected in CDSC for Level 6 and Level 7 Group Contracts	Death Benefit, CDSC, and Contract Termination Charge may change under the Amendment Rider.
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	No charge	Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Periodic Payment Options
You may Request that all or part of her Participant Annuity Account Value be applied to one of periodic payment options, which are 1) income for a specified period, 2) income of a specified amount, 3) interest only, and 4) minimum distribution.
		Standard	No charge
Periodic payments will proportionately reduce the Participant Annuity Account Value.
Participant must be eligible to receive a distribution under the terms of the Plan and Code.
All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

Dollar Cost Averaging	Allows you to systematically make transfers from any Investment Division to any other Investment Division.	Standard	No charge	The minimum amount that can be Transferred out of an Investment Division is $100 per month. You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer	Allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation.	Standard	No charge	You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – Investment Options Available Under the Group Contract
Eligible Funds
The following is a list of Portfolio Companies (Eligible Funds) under the Group Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds, which may be amended from time to time and can be found by logging into your plan’s website or online at plan.empower-retirement.com/planweb/fundprospectuses.html.
You can also request this information at no cost by calling (855) 756-4738 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Group Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks current income and long-term capital appreciation	Alger Balanced Portfolio - Class I-2 (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.03%	16.15%	11.02%	10.41%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Alger Mid Cap Growth Portfolio - Class I-2*	0.94%	16.76%	3.01%	11.68%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
Seeks long-term capital growth; income is a secondary consideration	American Century Investments® Disciplined Value Fund - Investor Class (Formerly American Century Disciplined Core Value Fund)	0.65%	14.92%	8.82%	10.45%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
Seeks current income; capital appreciation is a secondary objective	American Century Investments® Equity Income Fund - Investor Class	0.94%	11.91%	7.77%	8.97%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
Seeks growth of capital	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital growth	Artisan International Fund - Investor Class	1.19%	36.03%	8.56%	8.26%
	Adviser: Artisan Partners Limited Partnership
	Subadviser: N/A
Seeks long-term growth of capital	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust) (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
Seeks total return, consisting of long-term capital appreciation and current income	Columbia Contrarian Core Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.98%	17.10%	13.84%	13.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Columbia Select Mid Cap Value Fund - Class R	1.38%	13.26%	10.76%	9.92%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
Seeks long-term growth of capital	Davis New York Venture Fund - Class R	1.20%	26.53%	12.17%	11.77%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments	Empower Aggressive Profile Fund - Investor Class	1.13%	17.42%	9.27%	10.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks investment results that track the total return of the debt securities that comprise the Bloomberg U	Empower Bond Index Fund - Investor Class	0.49%	6.62%	-1.00%	1.43%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
Seeks capital preservation primarily through investments in funds that emphasize fixed income investments	Empower Conservative Profile Fund - Investor Class*	0.76%	8.19%	3.35%	4.63%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital growth	Empower International Value Fund - Investor Class	1.07%	39.10%	10.23%	9.23%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
Seeks capital growth and current income	Empower Large Cap Value Fund - Investor Class II* (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.81%	17.12%	13.15%	12.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Seeks income and secondarily, capital growth	Empower Lifetime 2015 Fund - Investor Class*	0.74%	10.14%	4.24%	6.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks income and secondarily, capital growth	Empower Lifetime 2020 Fund - Investor Class*	0.76%	10.69%	4.53%	6.34%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth	Empower Lifetime 2025 Fund - Investor Class*	0.79%	11.70%	4.96%	6.98%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth	Empower Lifetime 2030 Fund - Investor Class*	0.81%	12.97%	5.63%	7.66%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth	Empower Lifetime 2035 Fund - Investor Class*	0.83%	14.35%	6.46%	8.45%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth	Empower Lifetime 2040 Fund - Investor Class*	0.85%	15.68%	7.28%	9.15%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth	Empower Lifetime 2045 Fund - Investor Class	0.90%	16.71%	7.82%	9.47%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth	Empower Lifetime 2050 Fund - Investor Class	0.88%	17.26%	8.03%	9.68%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth	Empower Lifetime 2055 Fund - Investor Class*	0.88%	17.71%	8.05%	9.58%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth	Empower Lifetime 2060 Fund - Investor Class*	0.88%	17.97%	8.01%	9.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks long-term growth of capital	Empower Mid Cap Value Fund - Investor Class*	1.05%	8.32%	10.63%	9.40%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments	Empower Moderate Profile Fund - Investor Class*	0.90%	11.96%	5.91%	7.17%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks income and capital appreciation primarily through investments in funds that emphasize fixed income investments and, to a lesser degree, in funds that emphasize equity investments	Empower Moderately Conservative Profile Fund - Investor Class*	0.81%	10.03%	4.61%	5.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks high total investment return through a combination of current income and capital appreciation	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	7.98%	1.83%	4.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (''S&P'') 500® Index (the ''benchmark index'')	Empower S&P 500® Index Fund - Investor Class	0.49%	17.30%	13.85%	14.22%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (''S&P'') SmallCap 600® Index (the ''benchmark index'')	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
Seeks long-term capital appreciation	Empower Small Cap Growth Fund - Investor Class*	1.19%	7.81%	3.21%	9.88%
	Adviser: Empower Capital Management, LLC
	Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;
Seeks long-term capital growth	Empower Small Cap Value Fund - Investor Class*	1.09%	4.08%	9.30%	8.79%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Seeks long-term capital appreciation	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class*	1.02%	2.99%	3.61%	9.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
Seeks the highest level of return consistent with preservation of capital and substantial credit protection	Empower U.S. Government Securities Fund - Investor Class*	0.60%	6.60%	-1.55%	1.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks to provide current income consistent with stability of principal	Federated Hermes Government Obligations - Service Shares*	0.45%	3.95%	2.98%	1.90%
	Adviser: Federated Investment Management Company
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks above average income and capital appreciation	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Seeks long-term capital growth	Franklin Small-Mid Cap Growth Fund - Class A*	0.84%	-2.91%	0.04%	9.56%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Invesco American Franchise Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks total return through growth of capital and current income	Invesco Comstock Fund - Class R	1.05%	16.85%	14.96%	11.62%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Discovery Large Cap Fund Fund - Class A (Formerly Invesco Capital Appreciation Fund)	0.93%	12.62%	11.51%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Discovery Mid Cap Growth Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Invesco Small Cap Growth Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks total return through growth of capital and current income	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Forty Fund - Class T (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.80%	18.16%	11.49%	15.92%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital	Janus Henderson Global Research Fund - Class T (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.98%	20.67%	12.29%	12.74%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio - Institutional Shares (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.82%	20.92%	12.51%	12.93%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Research Fund - Class T	0.96%	18.30%	13.94%	15.65%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
Seeks capital appreciation	MFS® Growth Fund - Class A* (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.86%	5.59%	9.79%	14.66%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks long term growth of capital	NYLI WMC Small Companies Fund - Class A (Formerly MainStay WMC Small Companies Fund) (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.20%	12.41%	6.29%	6.89%
	Adviser: New York Life Investment Management LLC
	Subadviser: Wellington Management Company LLP
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Fund - Administrative Class	0.78%	9.06%	0.07%	2.31%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income	Putnam High Yield Fund - Class R	1.28%	8.37%	3.67%	5.36%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Seeks high current income consistent with prudent risk	Putnam Income Fund - Class A*	0.73%	7.51%	-0.60%	2.28%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Seeks long-term capital appreciation	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Seeks long-term growth of capital and current income	Royce Small-Cap Total Return Fund - Service Class*	1.49%	2.13%	8.53%	9.07%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
Seeks long-term capital appreciation	The Jensen Quality Growth Fund Inc. - Class R	1.26%	4.06%	7.32%	11.64%
	Adviser: Jensen Investment Management Inc
	Subadviser: N/A
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U	Victory Pioneer Equity Income VCT Portfolio - Class II* (Formerly Pioneer Equity Income VCT Portfolio)	1.04%	11.14%	8.81%	9.11%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
Seeks to provide long-term capital growth	Victory RS Select Growth Fund - Class A*	1.40%	7.30%	2.56%	8.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks to provide long-term capital growth	Victory RS Small Cap Growth Fund - Class A* (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.40%	0.88%	-5.56%	6.02%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
* This Eligible Fund’s Current Expense reflects a temporary fee reduction.

Fixed Options
The following is a list of Fixed Options currently available under the Group Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate*
Banded Portfolio Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Daily Interest Guaranteed Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Guaranteed Portfolio Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Guaranteed Certificate Fund	48, 60, 72 months, etc.	0 - 4%
Guaranteed Fixed Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Guaranteed Interest Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Key Guaranteed Portfolio Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Managed Guaranteed Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Select Guaranteed Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
*The Fixed Options offer a minimum guaranteed interest rate that, depending on the option and state law, varies from 0.0% to 4.00%, is set on the date the Group Contract is issued, and will not change through the life of the Group Contract. The minimum guaranteed interest rate that applies to your Fixed Option is specified in your Plan's Group Contract.

Variable Option [Line Items]
Prospectuses Available [Text Block]
Eligible Funds
The following is a list of Portfolio Companies (Eligible Funds) under the Group Contract. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds, which may be amended from time to time and can be found by logging into your plan’s website or online at plan.empower-retirement.com/planweb/fundprospectuses.html.
You can also request this information at no cost by calling (855) 756-4738 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Group Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks current income and long-term capital appreciation	Alger Balanced Portfolio - Class I-2 (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.03%	16.15%	11.02%	10.41%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Alger Mid Cap Growth Portfolio - Class I-2*	0.94%	16.76%	3.01%	11.68%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
Seeks long-term capital growth; income is a secondary consideration	American Century Investments® Disciplined Value Fund - Investor Class (Formerly American Century Disciplined Core Value Fund)	0.65%	14.92%	8.82%	10.45%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
Seeks current income; capital appreciation is a secondary objective	American Century Investments® Equity Income Fund - Investor Class	0.94%	11.91%	7.77%	8.97%
	Adviser: American Century Investment Management Inc
	Subadviser: N/A
Seeks growth of capital	American Funds® The Growth Fund of America® - Class R-3	0.93%	19.52%	11.44%	14.77%
	Adviser: Capital Research and Management Company
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital growth	Artisan International Fund - Investor Class	1.19%	36.03%	8.56%	8.26%
	Adviser: Artisan Partners Limited Partnership
	Subadviser: N/A
Seeks long-term growth of capital	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust) (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.11%	10.34%	12.59%	11.07%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
Seeks total return, consisting of long-term capital appreciation and current income	Columbia Contrarian Core Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.98%	17.10%	13.84%	13.96%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Columbia Select Mid Cap Value Fund - Class R	1.38%	13.26%	10.76%	9.92%
	Adviser: Columbia Mgmt Investment Advisers, LLC
	Subadviser: N/A
Seeks long-term growth of capital	Davis New York Venture Fund - Class R	1.20%	26.53%	12.17%	11.77%
	Adviser: Davis Selected Advisers LP
	Subadviser: Davis Selected Advisers (New York) Inc
Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments	Empower Aggressive Profile Fund - Investor Class	1.13%	17.42%	9.27%	10.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks investment results that track the total return of the debt securities that comprise the Bloomberg U	Empower Bond Index Fund - Investor Class	0.49%	6.62%	-1.00%	1.43%
	Adviser: Empower Capital Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
Seeks capital preservation primarily through investments in funds that emphasize fixed income investments	Empower Conservative Profile Fund - Investor Class*	0.76%	8.19%	3.35%	4.63%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital growth	Empower International Value Fund - Investor Class	1.07%	39.10%	10.23%	9.23%
	Adviser: Empower Capital Management, LLC
	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
Seeks capital growth and current income	Empower Large Cap Value Fund - Investor Class II* (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.81%	17.12%	13.15%	12.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Seeks income and secondarily, capital growth	Empower Lifetime 2015 Fund - Investor Class*	0.74%	10.14%	4.24%	6.01%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks income and secondarily, capital growth	Empower Lifetime 2020 Fund - Investor Class*	0.76%	10.69%	4.53%	6.34%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth	Empower Lifetime 2025 Fund - Investor Class*	0.79%	11.70%	4.96%	6.98%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth	Empower Lifetime 2030 Fund - Investor Class*	0.81%	12.97%	5.63%	7.66%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth	Empower Lifetime 2035 Fund - Investor Class*	0.83%	14.35%	6.46%	8.45%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth	Empower Lifetime 2040 Fund - Investor Class*	0.85%	15.68%	7.28%	9.15%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth	Empower Lifetime 2045 Fund - Investor Class	0.90%	16.71%	7.82%	9.47%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth	Empower Lifetime 2050 Fund - Investor Class	0.88%	17.26%	8.03%	9.68%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth	Empower Lifetime 2055 Fund - Investor Class*	0.88%	17.71%	8.05%	9.58%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth	Empower Lifetime 2060 Fund - Investor Class*	0.88%	17.97%	8.01%	9.37%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks long-term growth of capital	Empower Mid Cap Value Fund - Investor Class*	1.05%	8.32%	10.63%	9.40%
	Adviser: Empower Capital Management, LLC
	Subadviser: Goldman Sachs Asset Management, L.P.
Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments	Empower Moderate Profile Fund - Investor Class*	0.90%	11.96%	5.91%	7.17%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments	Empower Moderately Aggressive Profile Fund - Investor Class*	0.99%	13.79%	7.01%	8.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks income and capital appreciation primarily through investments in funds that emphasize fixed income investments and, to a lesser degree, in funds that emphasize equity investments	Empower Moderately Conservative Profile Fund - Investor Class*	0.81%	10.03%	4.61%	5.87%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks high total investment return through a combination of current income and capital appreciation	Empower Multi-Sector Bond Fund - Investor Class*	0.90%	7.98%	1.83%	4.35%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (''S&P'') 500® Index (the ''benchmark index'')	Empower S&P 500® Index Fund - Investor Class	0.49%	17.30%	13.85%	14.22%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Inv Managers Ltd
Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (''S&P'') SmallCap 600® Index (the ''benchmark index'')	Empower S&P Small Cap 600® Index Fund - Investor Class*	0.56%	5.55%	6.70%	9.24%
	Adviser: Empower Capital Management, LLC
	Subadviser: Irish Life Investment Managers Limited
Seeks long-term capital appreciation	Empower Small Cap Growth Fund - Investor Class*	1.19%	7.81%	3.21%	9.88%
	Adviser: Empower Capital Management, LLC
	Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;
Seeks long-term capital growth	Empower Small Cap Value Fund - Investor Class*	1.09%	4.08%	9.30%	8.79%
	Adviser: Empower Capital Management, LLC
	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Seeks long-term capital appreciation	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class*	1.02%	2.99%	3.61%	9.64%
	Adviser: Empower Capital Management, LLC
	Subadviser: T. Rowe Price Investment Management,Inc.
Seeks the highest level of return consistent with preservation of capital and substantial credit protection	Empower U.S. Government Securities Fund - Investor Class*	0.60%	6.60%	-1.55%	1.20%
	Adviser: Empower Capital Management, LLC
	Subadviser: N/A
Seeks to provide current income consistent with stability of principal	Federated Hermes Government Obligations - Service Shares*	0.45%	3.95%	2.98%	1.90%
	Adviser: Federated Investment Management Company
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks above average income and capital appreciation	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)	1.12%	14.47%	9.40%	8.54%
	Adviser: Federated Equity Management Company Of Pennsylvania
	Subadviser: N/A
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Seeks long-term capital growth	Franklin Small-Mid Cap Growth Fund - Class A*	0.84%	-2.91%	0.04%	9.56%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term capital appreciation	Invesco American Franchise Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.93%	11.56%	10.28%	14.73%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks total return through growth of capital and current income	Invesco Comstock Fund - Class R	1.05%	16.85%	14.96%	11.62%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Discovery Large Cap Fund Fund - Class A (Formerly Invesco Capital Appreciation Fund)	0.93%	12.62%	11.51%	14.02%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Discovery Mid Cap Growth Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.04%	4.78%	3.77%	11.08%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks capital appreciation	Invesco Global Fund - Class A	1.03%	15.24%	7.05%	10.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Invesco Small Cap Growth Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.16%	5.69%	-0.89%	8.97%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks total return through growth of capital and current income	Invesco Value Opportunities Fund - Class A	1.02%	20.15%	19.86%	14.16%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Forty Fund - Class T (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.80%	18.16%	11.49%	15.92%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks long-term growth of capital	Janus Henderson Global Research Fund - Class T (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.98%	20.67%	12.29%	12.74%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio - Institutional Shares (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.82%	20.92%	12.51%	12.93%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term growth of capital	Janus Henderson Research Fund - Class T	0.96%	18.30%	13.94%	15.65%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
Seeks long-term capital appreciation	Lord Abbett Value Opportunities Fund - Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A
Seeks capital appreciation	MFS® Growth Fund - Class A* (This Portfolio Company is closed to incoming Transfers and new Contributions)	0.86%	5.59%	9.79%	14.66%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
Seeks long term growth of capital	NYLI WMC Small Companies Fund - Class A (Formerly MainStay WMC Small Companies Fund) (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.20%	12.41%	6.29%	6.89%
	Adviser: New York Life Investment Management LLC
	Subadviser: Wellington Management Company LLP
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Fund - Administrative Class	0.78%	9.06%	0.07%	2.31%
	Adviser: Pacific Investment Management Company, LLC
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income	Putnam High Yield Fund - Class R	1.28%	8.37%	3.67%	5.36%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Seeks high current income consistent with prudent risk	Putnam Income Fund - Class A*	0.73%	7.51%	-0.60%	2.28%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Seeks long-term capital appreciation	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)	1.48%	30.14%	7.52%	8.14%
	Adviser: Putnam Investment Management, LLC
	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Seeks long-term growth of capital and current income	Royce Small-Cap Total Return Fund - Service Class*	1.49%	2.13%	8.53%	9.07%
	Adviser: Royce & Associates, LP
	Subadviser: N/A
Seeks long-term capital appreciation	The Jensen Quality Growth Fund Inc. - Class R	1.26%	4.06%	7.32%	11.64%
	Adviser: Jensen Investment Management Inc
	Subadviser: N/A
Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U	Victory Pioneer Equity Income VCT Portfolio - Class II* (Formerly Pioneer Equity Income VCT Portfolio)	1.04%	11.14%	8.81%	9.11%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
Seeks to provide long-term capital growth	Victory RS Select Growth Fund - Class A*	1.40%	7.30%	2.56%	8.79%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEAR	10 YEAR
Seeks to provide long-term capital growth	Victory RS Small Cap Growth Fund - Class A* (This Portfolio Company is closed to incoming Transfers and new Contributions)	1.40%	0.88%	-5.56%	6.02%
	Adviser: Victory Capital Management Inc.
	Subadviser: N/A
* This Eligible Fund’s Current Expense reflects a temporary fee reduction.

Temporary Fee Reductions, Current Expenses [Text Block]	This Eligible Fund’s Current Expense reflects a temporary fee reduction.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]
Fixed Options
The following is a list of Fixed Options currently available under the Group Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate*
Banded Portfolio Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Daily Interest Guaranteed Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Guaranteed Portfolio Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Guaranteed Certificate Fund	48, 60, 72 months, etc.	0 - 4%
Guaranteed Fixed Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Guaranteed Interest Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Key Guaranteed Portfolio Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Managed Guaranteed Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
Select Guaranteed Fund	Continuous Offering, interest rate reset quarterly, semi-annually, or annually	0 - 4%
*The Fixed Options offer a minimum guaranteed interest rate that, depending on the option and state law, varies from 0.0% to 4.00%, is set on the date the Group Contract is issued, and will not change through the life of the Group Contract. The minimum guaranteed interest rate that applies to your Fixed Option is specified in your Plan's Group Contract.

C000031732 [Member] | C000025030 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and long-term capital appreciation
Portfolio Company Name [Text Block]	Alger Balanced Portfolio - Class I-2 (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.15%
Average Annual Total Returns, 5 Years [Percent]	11.02%
Average Annual Total Returns, 10 Years [Percent]	10.41%
C000031732 [Member] | C000025032 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Alger Mid Cap Growth Portfolio - Class I-2*
Portfolio Company Adviser [Text Block]	Adviser: Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	16.76%
Average Annual Total Returns, 5 Years [Percent]	3.01%
Average Annual Total Returns, 10 Years [Percent]	11.68%
C000031732 [Member] | C000016473 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth; income is a secondary consideration
Portfolio Company Name [Text Block]	American Century Investments® Disciplined Value Fund - Investor Class (Formerly American Century Disciplined Core Value Fund)
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	10.45%
C000031732 [Member] | C000015864 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income; capital appreciation is a secondary objective
Portfolio Company Name [Text Block]	American Century Investments® Equity Income Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management Inc
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.91%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000031732 [Member] | C000025067 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital
Portfolio Company Name [Text Block]	American Funds® The Growth Fund of America® - Class R-3
Portfolio Company Adviser [Text Block]	Adviser: Capital Research and Management Company
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	11.44%
Average Annual Total Returns, 10 Years [Percent]	14.77%
C000031732 [Member] | C000017761 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Artisan International Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Artisan Partners Limited Partnership
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	36.03%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000031732 [Member] | C000110729 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	ClearBridge Value Fund - Class FI (Formerly ClearBridge Value Trust) (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: ClearBridge Investments, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.07%
C000031732 [Member] | C000032888 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return, consisting of long-term capital appreciation and current income
Portfolio Company Name [Text Block]	Columbia Contrarian Core Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	13.84%
Average Annual Total Returns, 10 Years [Percent]	13.96%
C000031732 [Member] | C000029853 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	13.26%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	9.92%
C000031732 [Member] | C000009520 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Davis New York Venture Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: Davis Selected Advisers LP
Portfolio Company Subadviser [Text Block]	Subadviser: Davis Selected Advisers (New York) Inc
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	26.53%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	11.77%
C000031732 [Member] | C000069826 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.42%
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	10.20%
C000031732 [Member] | C000069817 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that track the total return of the debt securities that comprise the Bloomberg U
Portfolio Company Name [Text Block]	Empower Bond Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Franklin Advisers, Inc.;Franklin Advisory Services, LLC;
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	(1.00%)
Average Annual Total Returns, 10 Years [Percent]	1.43%
C000031732 [Member] | C000069831 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital preservation primarily through investments in funds that emphasize fixed income investments
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	8.19%
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	4.63%
C000031732 [Member] | C000069813 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Empower International Value Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: LSV Asset Management;Massachusetts Financial Services Company;
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	39.10%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	9.23%
C000031732 [Member] | C000214216 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and current income
Portfolio Company Name [Text Block]	Empower Large Cap Value Fund - Investor Class II* (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Associates, Inc.;Putnam Investment Management, LLC;
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.12%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	12.37%
C000031732 [Member] | C000076357 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.01%
C000031732 [Member] | C000168747 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	4.53%
Average Annual Total Returns, 10 Years [Percent]	6.34%
C000031732 [Member] | C000076363 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	6.98%
C000031732 [Member] | C000168755 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	7.66%
C000031732 [Member] | C000076369 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	6.46%
Average Annual Total Returns, 10 Years [Percent]	8.45%
C000031732 [Member] | C000168763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.15%
C000031732 [Member] | C000076346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2045 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.71%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000031732 [Member] | C000168771 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	17.26%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	9.68%
C000031732 [Member] | C000076352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	17.71%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	9.58%
C000031732 [Member] | C000206613 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	17.97%
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]	9.37%
C000031732 [Member] | C000069808 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Empower Mid Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.32%
Average Annual Total Returns, 5 Years [Percent]	10.63%
Average Annual Total Returns, 10 Years [Percent]	9.40%
C000031732 [Member] | C000069829 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	7.17%
C000031732 [Member] | C000069828 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000031732 [Member] | C000069830 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income and capital appreciation primarily through investments in funds that emphasize fixed income investments and, to a lesser degree, in funds that emphasize equity investments
Portfolio Company Name [Text Block]	Empower Moderately Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.61%
Average Annual Total Returns, 10 Years [Percent]	5.87%
C000031732 [Member] | C000069833 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return through a combination of current income and capital appreciation
Portfolio Company Name [Text Block]	Empower Multi-Sector Bond Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;Virtus Fixed Income Advisers, LLC;
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.98%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	4.35%
C000031732 [Member] | C000069820 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (''S&P'') 500® Index (the ''benchmark index'')
Portfolio Company Name [Text Block]	Empower S&P 500® Index Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Inv Managers Ltd
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	14.22%
C000031732 [Member] | C000069818 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (''S&P'') SmallCap 600® Index (the ''benchmark index'')
Portfolio Company Name [Text Block]	Empower S&P Small Cap 600® Index Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Irish Life Investment Managers Limited
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.55%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	9.24%
C000031732 [Member] | C000159789 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Lord, Abbett & Co LLC;Peregrine Capital Management,LLC;
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	7.81%
Average Annual Total Returns, 5 Years [Percent]	3.21%
Average Annual Total Returns, 10 Years [Percent]	9.88%
C000031732 [Member] | C000069806 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Empower Small Cap Value Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Loomis, Sayles & Company LP;Hotchkis & Wiley Capital Management LLC;
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	4.08%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	8.79%
C000031732 [Member] | C000069810 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Empower T. Rowe Price Mid Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: T. Rowe Price Investment Management,Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	2.99%
Average Annual Total Returns, 5 Years [Percent]	3.61%
Average Annual Total Returns, 10 Years [Percent]	9.64%
C000031732 [Member] | C000069827 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks the highest level of return consistent with preservation of capital and substantial credit protection
Portfolio Company Name [Text Block]	Empower U.S. Government Securities Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Adviser: Empower Capital Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	(1.55%)
Average Annual Total Returns, 10 Years [Percent]	1.20%
C000031732 [Member] | C000026061 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income consistent with stability of principal
Portfolio Company Name [Text Block]	Federated Hermes Government Obligations - Service Shares*
Portfolio Company Adviser [Text Block]	Adviser: Federated Investment Management Company
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	1.90%
C000031732 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks above average income and capital appreciation
Portfolio Company Name [Text Block]	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A* (Formerly Federated Hermes Equity Income Fund, Inc.)
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Management Company Of Pennsylvania
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.47%
Average Annual Total Returns, 5 Years [Percent]	9.40%
Average Annual Total Returns, 10 Years [Percent]	8.54%
C000031732 [Member] | C000021005 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
C000031732 [Member] | C000023036 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Adviser: Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
C000031732 [Member] | C000018650 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(2.91%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000031732 [Member] | C000084424 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Invesco American Franchise Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	14.73%
C000031732 [Member] | C000084484 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return through growth of capital and current income
Portfolio Company Name [Text Block]	Invesco Comstock Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	14.96%
Average Annual Total Returns, 10 Years [Percent]	11.62%
C000031732 [Member] | C000209169 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco Discovery Large Cap Fund Fund - Class A (Formerly Invesco Capital Appreciation Fund)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.51%
Average Annual Total Returns, 10 Years [Percent]	14.02%
C000031732 [Member] | C000209639 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco Discovery Mid Cap Growth Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	4.78%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000031732 [Member] | C000209210 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Invesco Global Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	10.78%
C000031732 [Member] | C000001325 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.89%)
Average Annual Total Returns, 10 Years [Percent]	8.97%
C000031732 [Member] | C000084507 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return through growth of capital and current income
Portfolio Company Name [Text Block]	Invesco Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Invesco Advisers, Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	19.86%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000031732 [Member] | C000077623 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Forty Fund - Class T (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	18.16%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	15.92%
C000031732 [Member] | C000028951 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Global Research Fund - Class T (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.67%
Average Annual Total Returns, 5 Years [Percent]	12.29%
Average Annual Total Returns, 10 Years [Percent]	12.74%
C000031732 [Member] | C000028730 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio - Institutional Shares (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	12.93%
C000031732 [Member] | C000028926 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	Janus Henderson Research Fund - Class T
Portfolio Company Adviser [Text Block]	Adviser: Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	18.30%
Average Annual Total Returns, 5 Years [Percent]	13.94%
Average Annual Total Returns, 10 Years [Percent]	15.65%
C000031732 [Member] | C000019539 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Lord Abbett Value Opportunities Fund - Class A
Portfolio Company Adviser [Text Block]	Adviser: Lord, Abbett & Co LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	0.58%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.80%
C000031732 [Member] | C000006430 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	MFS® Growth Fund - Class A* (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.59%
Average Annual Total Returns, 5 Years [Percent]	9.79%
Average Annual Total Returns, 10 Years [Percent]	14.66%
C000031732 [Member] | C000112270 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long term growth of capital
Portfolio Company Name [Text Block]	NYLI WMC Small Companies Fund - Class A (Formerly MainStay WMC Small Companies Fund) (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.41%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	6.89%
C000031732 [Member] | C000026644 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO Total Return Fund - Administrative Class
Portfolio Company Adviser [Text Block]	Adviser: Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.31%
C000031732 [Member] | C000049233 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income
Portfolio Company Name [Text Block]	Putnam High Yield Fund - Class R
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.28%
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	3.67%
Average Annual Total Returns, 10 Years [Percent]	5.36%
C000031732 [Member] | C000016962 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income consistent with prudent risk
Portfolio Company Name [Text Block]	Putnam Income Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	(0.60%)
Average Annual Total Returns, 10 Years [Percent]	2.28%
C000031732 [Member] | C000010763 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Putnam International Small Cap Fund - Class A* (Formerly Putnam International Capital Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: The Putnam Advisory Company, LLC;Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	30.14%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	8.14%
C000031732 [Member] | C000026008 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and current income
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Adviser: Royce & Associates, LP
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	2.13%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	9.07%
C000031732 [Member] | C000013261 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	The Jensen Quality Growth Fund Inc. - Class R
Portfolio Company Adviser [Text Block]	Adviser: Jensen Investment Management Inc
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	4.06%
Average Annual Total Returns, 5 Years [Percent]	7.32%
Average Annual Total Returns, 10 Years [Percent]	11.64%
C000031732 [Member] | C000028212 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U
Portfolio Company Name [Text Block]	Victory Pioneer Equity Income VCT Portfolio - Class II* (Formerly Pioneer Equity Income VCT Portfolio)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.14%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	9.11%
C000031732 [Member] | C000168400 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Victory RS Select Growth Fund - Class A*
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	8.79%
C000031732 [Member] | C000168408 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Fund - Class A* (This Portfolio Company is closed to incoming Transfers and new Contributions)
Portfolio Company Adviser [Text Block]	Adviser: Victory Capital Management Inc.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	(5.56%)
Average Annual Total Returns, 10 Years [Percent]	6.02%
C000031732 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Withdrawals will proportionately reduce the benefit, and such reductions could be significant.
Name of Benefit [Text Block]	Death Benefit
C000031732 [Member] | Amendment Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Amendment Rider
Purpose of Benefit [Text Block]	Offers supplemental provisions on an as needed basis to the Group Contract between Empower and the Group Contractowner at no additional charge.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Death Benefit, CDSC, and Contract Termination Charge may change under the Amendment Rider.
Name of Benefit [Text Block]	Amendment Rider
C000031732 [Member] | Periodic Payment Options [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Periodic Payment Options
Purpose of Benefit [Text Block]
You may Request that all or part of her Participant Annuity Account Value be applied to one of periodic payment options, which are 1) income for a specified period, 2) income of a specified amount, 3) interest only, and 4) minimum distribution.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
Periodic payments will proportionately reduce the Participant Annuity Account Value.
Participant must be eligible to receive a distribution under the terms of the Plan and Code.
All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

Name of Benefit [Text Block]	Periodic Payment Options
C000031732 [Member] | Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to systematically make transfers from any Investment Division to any other Investment Division.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	The minimum amount that can be Transferred out of an Investment Division is $100 per month. You may not participate in dollar cost averaging and Rebalancer at the same time.
Name of Benefit [Text Block]	Dollar Cost Averaging
C000031732 [Member] | Rebalancer [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancer
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	You may not participate in dollar cost averaging and Rebalancer at the same time. Empower reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.
Name of Benefit [Text Block]	Rebalancer
C000031732 [Member] | Banded Portfolio Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Banded Portfolio Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Daily Interest Guaranteed Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Daily Interest Guaranteed Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Guaranteed Portfolio Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Portfolio Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Guaranteed Certificate Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Certificate Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Guaranteed Fixed Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Fixed Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Guaranteed Interest Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Interest Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Key Guaranteed Portfolio Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Key Guaranteed Portfolio Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Managed Guaranteed Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Managed Guaranteed Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Select Guaranteed Fund [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Select Guaranteed Fund
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.00%
C000031732 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.

You can lose money by investing in the Group Contract. We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

C000031732 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.

The Group Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Group Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Group Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Group Contract, you should consider whether investing purchase payments in the Group Contract is consistent with the purpose for which the investment is being considered.

Amounts withdrawn from the Group Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Short-Term Investment Risk. The Group Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Group Contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Please discuss your insurance needs and financial objectives with your registered representative.

C000031732 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Group Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Group Contract (e.g., Eligible Funds). Each investment option will have its own unique risks. You should review these investment options before making an investment decision.

We reserve the right to close the Group Contract to new investors at any time. We may also close an Investment Divisions to new investors or stop accepting contributions from existing investors to any or all Investment Divisions at any time.

For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Option Investment Risk. You bear the risk of any decline in the Variable Account Value of your contract resulting from the performance of the Eligible Funds you have chosen. The Variable Account Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Eligible Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Group Contract. The investment risks are described in the prospectuses for the Eligible Fund. We reserve the right to close the Group Contract to new investors at any time. We may also close an Investment Division to new investors or stop accepting contributions from existing investors to any or all Investment Divisions at any time.

C000031732 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Group Contract is subject to the risks related to us. Any obligations (including under the Fixed Options), guarantees, and benefits of the Group Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Empower Annuity Insurance Company of America, including our financial strength ratings, is available by contacting us at 1-303-737-3000.

C000031732 [Member] | Insurance Company Financial Strength Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Financial Strength Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise.

C000031732 [Member] | Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Withdrawal Risk. Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1∕2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year.

C000031732 [Member] | Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Continuity Risk. Our variable product business is highly dependent upon our employees and the employees of our service providers and business partners being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Group Contract could be impaired.

C000031732 [Member] | Cyber Security Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security Risk. Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Group Contractowner or Participant information, and unintentional events and occurrences. Such system failures, cyber- attacks, and similar incidents or events affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Participant Annuity Account Value. For instance, system failures, cyber- attacks, and similar incidents or events may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Group Contractowner, Participant, or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Eligible Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Group Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.

C000031732 [Member] | Cessation Of Contributions And Contract Termination [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cessation of Contributions and Contract Termination. Either the Group Contractowner or Empower may determine that no more contributions or Transfers will be permitted upon notice to the other party. In addition, the Group Contractowner may terminate the Group Contract. Group Contract Termination may occur due to termination of the Plan or due to Contract Conversion, provided an Amendment Rider is attached to the Group Contract. For details see the sections “Cessation of Contributions,” “Contract Termination Due To Plan Termination” and “Contract Termination Due To Contract Conversion,” later in this Prospectus.
If the Group Contractowner terminates the Group Contract: all benefits, rights and privileges provided by the Group Contract shall terminate, unless the Group Contractowner elects the termination that provides for Empower to maintain Participant Annuity Accounts.